Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedules of property and equipment, net

Property and equipment, net, consisted of the following:

	As of March 31,
	2026	2025

Vehicles	$1,961,515	$1,002,913
Machinery and equipment	656,231	637,029
Office equipment	180,962	160,226
Subtotal	2,798,708	1,800,168
Less: accumulated depreciation	(1,543,647)	(1,338,963)
Property and equipment, net	$1,255,061	$461,205